Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 66,058	$ 65,275
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,624,682	4,548,864
Common stock, share outstanding	4,624,682	4,548,864
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, share outstanding	0	0